1. ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

Tego Cyber Inc. (the “Company”) was incorporated on September 6, 2019 in the State of Nevada. The Company has developed an automated threat intelligence defense platform that provides real-time protection against cyber-threats. The Company is focused on filling the cyber-security skills gap with automated cyber defense solutions, including a monthly software subscription to users of the multiple router and firewall manufacturers.

The Company’s head office is at at 8565 S. Eastern Ave. #150, Las Vegas, Nevada, 89123.